                               ECLIPSE FUNDS INC.
                             169 Lackawanna Avenue
                          Parsippany, New Jersey 07054


January 5, 2004

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  Eclipse Funds Inc. (File Nos. 33-36962/811-06175)

Dear Sir/Madam:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Prospectus and Statement of Additional Information that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on December 31, 2003 as part of the Registrant's most recent registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on December 31, 2003. If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at 973-394-4433.


Very truly yours,

/s/ Michael Hession

Michael Hession